Goodwill and Other Intangible Assets, Goodwill by Segment (Details) $ in Millions		12 Months Ended		36 Months Ended
		Dec. 31, 2019 USD ($) Entity	Dec. 31, 2018 USD ($) Entity	Dec. 31, 2019 USD ($) Business
Goodwill [Roll Forward]
Balance at beginning of period		$ 1,289.5	$ 1,227.6
Acquisitions		8.3	97.9
Foreign currency translation and other	[1]	(10.1)	(36.0)
Balance at end of period		$ 1,287.7	$ 1,289.5	$ 1,287.7
Number of entities acquired		2	4	7
Industrial Technologies and Services [Member]
Goodwill [Roll Forward]
Balance at beginning of period		$ 866.8	$ 832.0
Acquisitions		6.3	68.3
Foreign currency translation and other	[1]	(7.7)	(33.5)
Balance at end of period		865.4	866.8	$ 865.4
Precision and Science Technologies [Member]
Goodwill [Roll Forward]
Balance at beginning of period		227.9	209.6
Acquisitions		2.0	20.9
Foreign currency translation and other	[1]	(2.4)	(2.6)
Balance at end of period		227.5	227.9	227.5
High Pressure Solutions [Member]
Goodwill [Roll Forward]
Balance at beginning of period		194.8	186.0
Acquisitions		0.0	8.7
Foreign currency translation and other	[1]	0.0	0.1
Balance at end of period		$ 194.8	$ 194.8	$ 194.8

[1]	During the years ended December 31, 2018 and 2019, the Company recorded immaterial measurement period adjustments.